Group - Income Statement - USD ($) $ in Millions		6 Months Ended				12 Months Ended
		Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2022
Profit or loss [abstract]
Revenue from product sales	[1]	$ 2,186		$ 2,155		$ 4,501
Cost of sales	[1]	(1,749)		(1,595)		(3,366)
(Loss) gain on non-hedge derivatives and other commodity contracts	[1]	(2)		0		(6)
Gross profit (loss)	[1]	435		560		1,129
Corporate administration, marketing and related expenses	[1]	(44)		(42)		(79)
Exploration and evaluation costs	[1]	(112)		(84)		(205)
Impairment, derecognition of assets and profit (loss) on disposal	[1]	(126)		(2)		(315)
Other (expenses) income	[1],[2]	(68)		(13)		(26)
Finance income	[1]	57		31		81
Foreign exchange and fair value adjustments	[1]	(75)		(53)		(125)
Finance costs and unwinding of obligations	[1]	(75)		(65)		(149)
Share of associates and joint ventures’ profit (loss)	[1]	84		78		161
Profit (loss) before taxation	[1]	76		410		472
Taxation	[1]	(111)		(94)		(221)
Profit (loss) for the period		(35)	[1]	316	[1]	251 [3]
Allocated as follows:
Equity shareholders	[1]	(39)		302		233
Non-controlling interests	[1]	$ 4		$ 14		$ 18
Earnings per share [abstract]
Basic earnings per ordinary share (USD per share)	[1],[4]	$ (0.09)		$ 0.72		$ 0.55
Diluted earnings per ordinary share (USD per share)	[1],[5]	$ (0.09)		$ 0.72		$ 0.55

[1]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.1.
[2]	Other (expenses) income for the first half of 2023 was $55m higher compared to the first half of 2022. This was mainly due to an increase in environmental provisions for legacy tailings storage facilities (TSFs) of $57m (mainly as a result of new legislation in Brazil relating to emergency response and safety management for TSFs) and an increase in legal and project fees of $16m (of which $14m related to AngloGold Ashanti’s proposed corporate restructuring), partially offset by other movements of $18m.
[3]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.1.
[4]	Calculated on the basic weighted average number of ordinary shares.
[5]	Calculated on the diluted weighted average number of ordinary shares.